DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2020
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

28. DISPOSAL OF SUBSIDIARIES

On September 26, 2019, the Group entered into an agreement with Kapler Pte. Ltd. to sell three subsidiaries namely, The9 Computer, C9I Shanghai and Shanghai Kaie for total consideration of RMB493.0 million (US$75.6 million). These subsidiaries hold the land use rights and office buildings located at Zhangjiang, Shanghai. The transaction was completed on February 21, 2020 and the Group has recorded a gain of RMB391.8 million (US$60.1 million).

On September 9, 2020, the provisional liquidator of Asian Development made a winding-up order and the High Court of Hong Kong gazetted this order on September 18, 2020. The Official Receiver’s Office has appointed a liquidator to perform the work and duties to the winding-up of Asian Development, including the prosecution of insolvency offences and disqualification of directors. Followed by the winding-up order issued by the court, the Group has lost control of Asian Development and deconsolidated Asian Development as of the date of the court order. The obligation for the payment of pledged loan remained with Asian Development as it is a limited liability company and the Group has recognized an amount of RMB83.7 million (US$12.0 million) to the gain on disposal of Asian Development.